Nuveen Massachusetts Quality Municipal
Income Fund
Portfolio of Investments August 31, 2024
(Unaudited)
NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 163.7% (100.0% of Total Investments)
X 187,564,546
MUNICIPAL BONDS - 163.7%  (100.0% of Total Investments) X 187,564,546
EDUCATION AND CIVIC ORGANIZATIONS - 46.9% (28.6% of Total Investments)
$ 210 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/49
6/26 at 100.00 $ 210,410
3,515 Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016, 5.000%, 10/01/39
10/26 at 100.00 3,603,909
2,200 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/38
9/24 at 100.00 2,200,830
730 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T, 5.000%, 7/01/42
7/27 at 100.00 756,836
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 4.000%, 10/01/46
10/33 at 100.00 4,939,475
550 (c) Massachusetts Development Finance Agency, Revenue Bonds, CHF
Merrimack, Inc. Merrimack College Student Housing Project, Series
2024A, 5.000%, 7/01/60
7/34 at 100.00 560,662
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
2,000 5.000%, 1/01/34 1/28 at 100.00 2,074,855
2,240 5.000%, 1/01/37 1/28 at 100.00 2,309,010
1,955 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,993,938
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
450 3.500%, 7/01/35 7/25 at 100.00 436,226
190 5.000%, 7/01/37 7/25 at 100.00 192,453
1,200 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/47
7/26 at 100.00 1,208,498
500 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 510,883
380 Massachusetts Development Finance Agency, Revenue Bonds, Middlesex
School, Series 2024, 4.250%, 7/01/54 , (WI/DD)
7/34 at 100.00 366,799
2,345 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2024A, 5.000%, 10/01/42
10/34 at 100.00 2,676,447
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 4.000%, 10/01/38
10/30 at 100.00 1,040,052
1,230 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 1,248,266
450 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/36
7/29 at 100.00 467,271
Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017:
2,200 5.000%, 4/01/35 10/27 at 100.00 2,316,783
1,250 5.000%, 4/01/36 10/27 at 100.00 1,312,437
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 890,422
1,325 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/42
1/28 at 100.00 1,353,318
1,510 Massachusetts Development Finance Agency, Revenue Bonds, Woods
Hole Oceanographic Institution, Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,576,178
840 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2016, 5.000%, 9/01/37
9/26 at 100.00 865,115
550 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 568,639
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B, 5.000%, 9/01/42
9/27 at 100.00 2,584,722
500 Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017, 5.000%, 7/01/35
7/27 at 100.00 512,706
3,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 3,688,181

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,495 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2016, 5.000%, 1/01/40
7/26 at 100.00 $ 2,555,934
Massachusetts Development Finance Authority, Revenue Refunding
Bonds, Boston University, Series 1999P:
1,090 6.000%, 5/15/29 No Opt. Call 1,182,474
1,000 6.000%, 5/15/59 5/29 at 105.00 1,129,477
2,900 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1, 5.000%, 11/01/52
5/30 at 100.00 3,079,326
3,000 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2024-1, 5.000%, 11/01/46
5/34 at 100.00 3,334,766
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 53,747,298
HEALTH CARE - 30.8% (18.8% of Total Investments)
1,340 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 1,351,276
1,100 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
9/24 at 100.00 1,100,462
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 4.000%, 3/01/54
3/34 at 100.00 2,904,803
500 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E, 5.000%, 7/01/32
7/26 at 100.00 514,062
2,350 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G, 5.250%, 7/01/48
7/33 at 100.00 2,580,286
1,675 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Refunding Series 2016-I, 5.000%, 7/01/30
7/26 at 100.00 1,727,943
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 911,885
1,000 5.000%, 7/01/32 7/25 at 100.00 1,012,324
500 5.000%, 7/01/33 7/25 at 100.00 505,963
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2:
1,500 5.000%, 7/01/38 7/28 at 100.00 1,562,015
2,000 5.000%, 7/01/53 7/28 at 100.00 2,039,468
2,800 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 2,849,288
3,500 Massachusetts Development Finance Agency, Revenue Bonds, Lahey
Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/45
8/25 at 100.00 3,522,824
2,145 Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2020A-2, 5.000%, 7/01/39
1/30 at 100.00 2,320,651
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Mass
General Brigham, Series 2024D, 5.000%, 7/01/54
1/34 at 100.00 2,147,385
1,080 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
9/24 at 100.00 1,080,733
100 (c) Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46
7/30 at 100.00 100,700
820 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37
9/24 at 100.00 820,687
Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G:
1,000 5.000%, 7/01/37 9/24 at 100.00 1,000,135
2,200 5.000%, 7/01/44 9/24 at 100.00 2,170,908
610 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 622,733
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 364,732
1,095 5.000%, 7/01/44 7/27 at 100.00 1,112,916
280 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 280,993

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
HEALTH CARE (continued)
$ 700 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2020C, 4.000%, 10/01/45 - AGM Insured
10/30 at 100.00 $ 674,535
TOTAL HEALTH CARE 35,279,707
HOUSING/MULTIFAMILY - 4.6% (2.8% of Total Investments)
215 Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H,
5.125%, 6/01/43
9/24 at 100.00 215,071
665 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 541,690
1,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/50
12/28 at 100.00 770,530
1,335 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020D-1, 2.550%, 12/01/50
6/30 at 100.00 893,857
400 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2021A-1, 2.450%, 12/01/51
6/30 at 100.00 257,927
2,500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2022C-1, 5.100%, 12/01/52
6/32 at 100.00 2,607,567
TOTAL HOUSING/MULTIFAMILY 5,286,642
HOUSING/SINGLE FAMILY - 0.4% (0.3% of Total Investments)
500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2022-224, 4.350%, 12/01/42
6/32 at 100.00 500,352
TOTAL HOUSING/SINGLE FAMILY 500,352
LONG-TERM CARE - 3.2% (2.0% of Total Investments)
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,040 (c) 4.125%, 10/01/42 9/24 at 104.00 997,043
250 (c) 5.000%, 10/01/47 9/24 at 104.00 253,045
460 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 463,287
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/49
10/24 at 104.00 1,015,053
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.250%, 1/01/50
1/32 at 100.00 958,065
TOTAL LONG-TERM CARE 3,686,493
TAX OBLIGATION/GENERAL - 35.9% (21.9% of Total Investments)
2,000 Concord, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2023, 4.000%, 1/15/53
1/33 at 100.00 1,985,277
1,240 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
9/24 at 100.00 1,241,760
3,000 Lincoln, Massachusetts, General Obligation Bonds, School Series 2019,
4.000%, 3/01/49
3/28 at 100.00 2,980,191
2,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 2,018,284
3,895 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 4,032,756
4,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.000%, 1/01/49
1/29 at 100.00 4,189,244
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2022C, 5.000%, 10/01/47
10/32 at 100.00 3,277,096
1,750 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2024A, 5.000%, 1/01/54
1/34 at 100.00 1,905,932
5,000 Massachusetts State, General Obligation Bonds, Consolidated Series
2023D, 5.000%, 10/01/51
10/33 at 100.00 5,459,608
1,155 Massachusetts State, General Obligation Bonds, Consolidated Series
2024B, 5.000%, 5/01/54
5/34 at 100.00 1,260,961
1,775 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
9/24 at 100.00 1,777,339
2,370 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2024, 4.000%,
5/15/45
5/33 at 100.00 2,366,394

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NMT
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TAX OBLIGATION/GENERAL (continued)
$ 2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 $ 1,701,137
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 1,857,069
1,500 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022B, 5.000%, 7/01/51
7/32 at 100.00 1,627,879
Revere, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2022:
1,625 4.000%, 8/01/42 8/31 at 100.00 1,641,406
1,745 4.000%, 8/01/43 8/31 at 100.00 1,747,364
TOTAL TAX OBLIGATION/GENERAL 41,069,697
TAX OBLIGATION/LIMITED - 27.3% (16.7% of Total Investments)
855 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 856,838
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/35 - BAM Insured
5/27 at 100.00 524,989
3,000 Massachusetts Bay Transportation Authority, Assessment Bonds,
Sustainability Series 2022A-2, 5.000%, 7/01/52
7/32 at 100.00 3,236,588
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Series 2023A-1, 5.250%, 7/01/53
7/33 at 100.00 2,764,908
1,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Sustainability Series 2024B, 5.250%, 7/01/54
7/34 at 100.00 1,114,202
1,350 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 1,369,946
3,185 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2016B, 5.000%, 11/15/46
11/26 at 100.00 3,260,003
2,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 2,105,794
2,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 2,110,942
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, 5.000%, 6/01/49
6/33 at 100.00 5,488,327
485 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 505,748
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
13,888 0.000%, 7/01/46 7/28 at 41.38 4,682,943
4,218 0.000%, 7/01/51 7/28 at 30.01 1,035,149
775 4.750%, 7/01/53 7/28 at 100.00 769,187
1,016 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 1,005,342
490 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
9/24 at 100.00 494,592
TOTAL TAX OBLIGATION/LIMITED 31,325,498
TRANSPORTATION - 4.6% (2.8% of Total Investments)
Massachusetts Port Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 7/01/39 9/24 at 100.00 1,000,680
2,500 5.000%, 7/01/44 9/24 at 100.00 2,501,087
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
715 5.000%, 7/01/40 7/25 at 100.00 722,855
1,000 5.000%, 7/01/45 7/25 at 100.00 1,009,387
TOTAL TRANSPORTATION 5,234,009

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. GUARANTEED - 2.6% (1.6% of Total Investments) (d)
$ 1,000 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 $ 1,001,467
1,400 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2014A, 5.000%, 3/01/44, (Pre-refunded
10/01/24)
10/24 at 100.00 1,401,942
500 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 523,787
TOTAL U.S. GUARANTEED 2,927,196
UTILITIES - 7.4% (4.5% of Total Investments)
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017:
1,250 5.000%, 7/01/37 7/27 at 100.00 1,294,905
420 5.000%, 7/01/40 7/27 at 100.00 432,979
415 Lynn Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2003A, 5.000%, 12/01/32 - NPFG Insured
9/24 at 100.00 415,473
4,445 Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A, 4.000%, 7/01/46
1/32 at 100.00 4,412,602
815 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2024B, 5.000%, 8/01/49
8/34 at 100.00 904,878
1,000 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/37
4/27 at 100.00 1,046,817
TOTAL UTILITIES 8,507,654
TOTAL MUNICIPAL BONDS
(cost $185,541,404) 187,564,546
TOTAL LONG-TERM INVESTMENTS
(cost $185,541,404) 187,564,546
VRDP SHARES, NET - (64.4)% (e) (73,780,524)
OTHER ASSETS & LIABILITIES, NET - 0.7% 786,638
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 114,570,660
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 187,564,546 $ – $ 187,564,546
Total
$ – $ 187,564,546 $ – $ 187,564,546

Nuveen Massachusetts Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2024
(Unaudited)

NMT
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,911,450 or 1.0% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) VRDP Shares, Net as a percentage of Total Investments is 39.3%.
WI/DD When-issued or delayed delivery security.